Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross research and development expenses	€ (3,711)	€ (3,654)	€ (2,851)
Research tax credit	561	256	411
Research grants credit	555	739	4
Research and Development Expense	€ 2,595	€ 2,659	€ 2,436